Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Even Herd Long Short ETF
Shareholder Report [Line Items]
Fund Name	Even Herd Long Short ETF
Class Name	Even Herd Long Short ETF
Trading Symbol	EHLS
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	www.evenherd.com/ehls
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$107	2.10%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	2.10%
Net Assets	$ 49,652,000
Holdings Count | Holdings	185
Advisory Fees Paid, Amount	$ 259,521
Investment Company, Portfolio Turnover	280.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2024)

Fund Size (Thousands)	$49,652
Number of Holdings	185
Total Advisory Fee Paid	$259,521
Portfolio Turnover	280%

Holdings [Text Block]	Security Type (% of net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of September 30, 2024)

Top Ten Holdings	(% of net assets)
Omega Healthcare Investors, Inc.	2.2
Green Brick Partners, Inc.	2.1
Pampa Energia SA	2.0
CSW Industrials, Inc.	2.0
Alamos Gold, Inc. - Class A	1.9
Banco Macro SA	1.9
NiSource, Inc.	1.8
Vistra Corp.	1.7
Howmet Aerospace, Inc.	1.7
GDS Holdings Ltd. - ADR	1.7

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants.